Finance Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Interest on loans and borrowings	$ 5,177	$ 9,921
(Gain) loss on interest rate swap derivatives	(469)	2,720
Accretion of deferred revenue	1,501	0
Accretion of mine closures and rehabilitation provisions	1,077	902
Commitment fees	1,027	484
Interest on lease liabilities	413	229
Other finance expenses	3,433	1,193
Finance expense	$ 12,159	$ 15,449